Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	September 30, 2021	December 31, 2020
Leasehold improvements	$2,770,385	$2,770,385
Machinery and equipment	1,207,443	1,065,885
Furniture and fixtures	43,331	43,331
Construction in progress	501,998	227,995
	4,523,157	4,107,596
Less: Accumulated depreciation	(1,392,825)	(1,392,825)
	$3,130,332	$2,714,771

	December 31, 2020	December 31, 2019
Leasehold improvements	$2,770,385	$2,223,609
Machinery and equipment	1,065,885	888,786
Furniture and fixtures	43,331	43,331
Construction in progress	227,995	258,615
	4,107,596	3,414,341
Less: Accumulated depreciation	(1,392,825)	(1,261,715)
	$2,714,771	$2,152,626